OTHER PAYABLES AND OTHER CURRENT LIABILITIES - Schedule of Current and Non-current Portions of Liabilities (Parenthetical) (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2023 CNY (¥)
Payment of accrued advertising expense	¥ 100.0
Accrued advertising expenses waived after full payment	¥ 56.1